Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
GOODWILL [Abstract]
Changes in Carrying Value of Goodwill

	Online Game (in thousands)	Platform Channel (in thousands)	Cinema Advertising (in thousands)	Total (in thousands)
Balance as of December 31, 2014
Goodwill	$119,896	$172,902	$5,201	$297,999
Accumulated impairment loss	—	(33,801)	(5,201)	(39,002)

	$119,896	$139,101	$—	$258,997

Transactions in 2015
Foreign exchange	$(415)	$(1,355)	$—	$(1,770)
Impairment loss	—	(31,445)	—	(31,445)
Disposal	(109,224)	(5,476)	—	(114,700)
Balance as of December 31, 2015
Goodwill	$10,257	$166,071	$5,201	$181,529
Accumulated impairment loss	—	(65,246)	(5,201)	(70,447)

	$10,257	$100,825	$—	$111,082

	Online Game (in thousands)	Platform Channel (in thousands)	Cinema Advertising (in thousands)	Total (in thousands)
Balance as of December 31, 2015
Goodwill	$10,257	$166,071	$5,201	$181,529
Accumulated impairment loss	—	(65,246)	(5,201)	(70,447)

	$10,257	$100,825	$—	$111,082

Transactions in 2016
Foreign exchange	$—	$(1,110)	$—	$(1,110)
Impairment loss	—	—	—	—
Transfer to assets held for sale	—	(83,470)	—	(83,470)
Balance as of December 31, 2016
Goodwill	$10,257	$81,491	$5,201	$96,949
Accumulated impairment loss	—	(65,246)	(5,201)	(70,447)

	$10,257	$16,245	$—	$26,502